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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ] Amendment Number : _____________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         SAB Capital Management, L.P.
Address:      767 Fifth Avenue, 21st Floor
              New York, NY 10153

Form 13F File Number: 28-06339

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brian Jackelow
Title: Chief Financial Officer
Phone: 212-457-8010

Signature, Place, and Date of Signing:


/s/ Brian Jackelow                           New York, NY        August 16, 2010
-------------------------------------   ----------------------   ---------------
              (Signature)                   (City, State)            (Date)

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:          7
Form 13F Information Table Value Total:    160,982
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-06341               SAB Capital Advisors, L.L.C.

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                           FORM 13F INFORMATION TABLE

         COLUMN 1        COLUMN 2 COLUMN 3  COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7       COLUMN 8
------------------------ -------- --------- -------- ------------------------- ---------- -------- ---------------------
                                                                                                      VOTING AUTHORITY
                         TITLE OF             VALUE   SHRS OR                  INVESTMENT   OTHER  ---------------------
     NAME OF ISSUER        CLASS    CUSIP    (X1000)  PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS    SOLE   SHARED NONE
------------------------ -------- --------- -------- --------- ------ -------- ---------- -------- --------- ------ ----
CVS CAREMARK CORPORATION    COM   126650100  80,489  2,745,181 SH              DEFINED        1    2,745,181    0     0
GENWORTH FINL INC        COM CL A 37247D106  27,616  2,112,913 SH              DEFINED        1    2,112,913    0     0
IBERIABANK CORP             COM   450828108   8,444    164,033 SH              DEFINED        1      164,033    0     0
MORGAN STANLEY            COM NEW 617446448  34,061  1,467,523 SH              DEFINED        1    1,467,523    0     0
PFSWEB INC                COM NEW 717098206     224     78,084 SH              DEFINED        1       78,084    0     0
RESEARCH IN MOTION LTD      COM   760975102   8,058    163,588 SH              DEFINED        1      163,588    0     0
RETAIL VENTURES INC         COM   76128Y102   2,090    267,300 SH              DEFINED        1      267,300    0     0